Exhibit 99.6

Data Compare (Non-Ignored)

Run Date - 1/12/2026 7:38:55 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
222263443		3158620393			Investor: Qualifying Total Debt Ratio	[Redacted]	[Redacted]	Verified	DTI on 1008 and AUS is [Redacted]%
222697188		3158620392			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
223007414		3158620662			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
224168633		3158620425			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
224168757		3158620404			Investor: Qualifying Total Debt Ratio	[Redacted]	[Redacted]	Verified	Difference due to the amount of taxes used for qualifying as subj is new construction.